Restatement (Details 2) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Beneficial conversion feature of convertible note					$ 167,011
Net loss for the year ended December 31, 2015		$ (6,576,567)		$ (1,768,221)	(2,601,407)
Accumulated Deficit		$ (19,141,821)		$ (12,565,254)	(10,797,033)
As Originally Reported [Member]
Beneficial conversion feature of convertible note					297,011
Additional Paid-In Capital					10,500,651
Net loss for the year ended December 31, 2015	$ (722,086)		$ (1,137,235)		(2,582,171)
Accumulated Deficit	(11,915,032)		(11,915,032)		(10,777,797)
Adjustment [Member]
Beneficial conversion feature of convertible note					(130,000)
Additional Paid-In Capital					(130,000)
Net loss for the year ended December 31, 2015	(222,313)		(77,196)		(19,236)
Accumulated Deficit	(96,432)		(96,432)		(19,236)
As Restated [Member]
Beneficial conversion feature of convertible note					167,011
Additional Paid-In Capital					10,370,651
Net loss for the year ended December 31, 2015	(944,399)		(1,214,431)		(2,601,407)
Accumulated Deficit	$ (12,011,464)		$ (12,011,464)		$ (10,797,033)